RIGHT-OF-USE-ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use-assets Net
SCHEDULE OF RIGHT OF USE ASSETS

Leased Properties
USD
At January 1, 2024	189,009
Addition	458,237
Lease modification	(10,459)
Depreciation charge for the year	(83,314)
Exchange difference	(3,785)
At December 31, 2024 and January 1, 2025	549,688
Depreciation charge for the year	(87,149)
Disposal of subsidiaries	(381,864)
Exchange difference	4,459
At December 31, 2025	85,134

	2025	2024
	USD	USD
Expense relating to short-term lease and other leases with lease terms end within 12 months	5,328	30,965
Total cash outflow for leases	106,071	77,751